Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Estimated Future Payments Under Contract
Estimated future payments under this contract for upcoming fiscal years are as follows:

2021	Ps.	4,774,522
2022		4,863,254
2023		5,008,700
2024		5,042,333
2025		5,039,959
2026 and thereafter		7,531,611

Total	Ps.	32,260,379

Estimated Value of Contracts
As of December 31, 2020 and 2019, the estimated value of these contracts was as follows:

Maturity	2020		2019
Up to 1 year	Ps.	1,046,436	Ps.	1,251,543
1 to 3 years		1,339,040		1,610,152
4 to 5 years		376,916		426,886

Total	Ps.	2,762,392	Ps.	3,288,581

Development Expenditure [member]
Statement [LineItems]
Summary of Future Payments for Lease

D.
As of December 31, 2020 and 2019, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2020		2019
Up to 1 year	Ps.	39,162,033	Ps.	104,584,602
1 to 3 years		274,421,535		325,674,623
4 to 5 years		23,055,268		43,984,437
More than 5 years		37,518,571		147,488,082

Total	Ps.	374,157,407	Ps.	621,731,744